Risk Management - Impact of Hedged Items Designated in Hedging Relationships on OCI and Net Earnings (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about hedging instruments [line items]
Total losses included in (loss) earnings before income taxes	$ (1)	$ 270
Losses recognized in other comprehensive loss	(82)	(23)
Location of (gain) loss reclassified from OCI	0	0
Commodity Contracts
Disclosure of detailed information about hedging instruments [line items]
Total losses included in (loss) earnings before income taxes	(1)	270
Commodity Contracts | Revenue
Disclosure of detailed information about hedging instruments [line items]
Losses recognized in other comprehensive loss	(43)	(15)
Location of (gain) loss reclassified from OCI	0	0
Forward Starting Interest Rate Swaps
Disclosure of detailed information about hedging instruments [line items]
Total losses included in (loss) earnings before income taxes	0	0
Forward Starting Interest Rate Swaps | Interest Expense
Disclosure of detailed information about hedging instruments [line items]
Losses recognized in other comprehensive loss	(39)	(8)
Location of (gain) loss reclassified from OCI	$ 0	$ 0